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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21269

Evergreen Income Advantage Fund
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 1 of its series, Evergreen Income Advantage Fund, for the year ended October 31, 2004. This 1 series has an April 30 fiscal year end.

Date of reporting period: October 31, 2004

Item 1 - Reports to Stockholders.

Evergreen Income Advantage Fund

Evergreen

INCOME ADVANTAGE FUND

Semiannual Report
as of October 31, 2004

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
22	AUTOMATIC DIVIDEND REINVESTMENT PLAN
24	TRUSTEES AND OFFICERS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

LETTER TO SHAREHOLDERS

December 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Income Advantage Fund, which covers the six-month period ended October 31, 2004.

The past twelve months have witnessed dramatic changes within the financial markets. New tax laws spurred increased risk appetites for businesses and consumers. Gross Domestic Product ("GDP") and corporate profits exceeded expectations, only to be followed by more moderate levels of growth. The Federal Reserve sounded the drums, and then eventually began to remove excess stimulus. International economies regained their footing, enabling many foreign bourses to strengthen. The weaker U.S. dollar presented opportunities, and challenges, for a variety of investors. Global commodity prices alternately surged, moderated, and then renewed their climb. A rancorous political season and the uncertain geopolitical environment accompanied these developments. Throughout this tumultuous period, our portfolio management teams endeavored to provide our diversified investors with sound fundamental analysis and investment decision-making.

The investment period began on the heels of a dramatic turnaround in the equity markets. Clarity on the war in Iraq and the changes in the tax laws had previously moved the markets, and this upward momentum was likely susceptible to disappointment. In addition, after openly discussing their fears of deflation, the Federal Reserve Board was discussing the possibility of 4% GDP growth in 2004. The bond market had responded with a violent, 150 basis point swing in the yield of the 10-year Treasury during the summer of 2003, and interest rate volatility had begun to settle down at the onset of the investment period.

LETTER TO SHAREHOLDERS continued

At this juncture, our Investment Strategy Committee had to make two important determinations. First, were the fundamentals supportive of continued growth in equities? And second, would the Federal Reserve be able to deliver on its goal of a "measured" removal of policy accommodation? After careful thought and spirited debate, we decided that the fundamentals were capable of supporting more moderate levels of growth in the equity markets and that this moderation in growth would provide the Federal Reserve with the cover to gradually nudge up interest rates without crippling the expansion.

We believed this period of more moderate growth would be unlike that of the previous year, when the rising tide lifted many boats. In this range-bound market, specific stock selection and sector emphasis would likely rule the day, as active management would play a critical role in the expected period of rising rates. For example, the Utilities and Telecom sectors, despite the more aggressive Federal Reserve, managed to deliver solid returns given the reduction in dividend tax rates. Other sectors faced challenges, such as the political uncertainty and the potential impact to the Healthcare stocks. Double-digit profit gains were also not enough to support Technology, which struggled with valuation concerns after the previous year's gains. Given these developments, diversification strategies were critical for successful portfolio performance. Indeed, those investors exposed to other asset classes, such as municipal securities and commodities, managed to generate positive momentum for their overall portfolios through the time-tested practice of proper asset allocation.

International diversification would also prove important in this environment. With many international growth rates in GDP and profits at a premium to those in the U.S., along with P/E discounts to many domestic companies, the fundamentals supported growth for international equities. Higher interest rates abroad also enabled international bonds to generate solid returns, and the weaker dollar served

LETTER TO SHAREHOLDERS continued

to enhance the total return potential for foreign investments after adjusting for currency translation.

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FINANCIAL HIGHLIGHTS

(For a common share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2004
	(unaudited)	2004	2003 [1]

Net asset value, beginning of period	$ 15.62	$ 14.92	$ 14.33 [2]

Income from investment operations
Net investment income	0.80	1.67	0.17
Net realized and unrealized gains or losses on securities and interest rate swap transactions	0.23	0.68	0.67

Total from investment operations	1.03	2.35	0.84

Distributions to common shareholders from net investment income	(0.83)	(1.65)	(0.14)

Offering costs charged to capital for
Common shares	0	0	(0.03)
Preferred shares	0	0	(0.08)

Total offering costs	0	0	(0.11)

Net asset value, end of period	$ 15.82	$ 15.62	$ 14.92

Market value, end of period	$ 16.06	$ 14.44	$ 15.11

Total return [3]
Based on market value	17.32%	6.55%	1.66%

Ratios and supplemental data
Net assets of common shareholders, end of period (thousands)	$1,053,334	$1,035,766	$979,903
Liquidation value of preferred shares, end of period (thousands)	$ 490,000	$ 490,000	$490,000
Asset coverage ratio, end of period	315%	311%	300%
Ratios to average net assets applicable to common shareholders
Expenses [4]	1.14% [5]	1.15%	0.77% [5]
Net investment income	10.66% [5]	11.13%	6.66% [5]
Portfolio turnover rate	34%	49%	2%

1 For the period from February 28, 2003 (commencement of class operations), to April 30, 2003.
2 Initial public offering price of $15.00 per share less underwriting discount of $0.67 per share.
3 Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of each period repor ted.
Dividends and distributions are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund's Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.
4 The ratio of expenses to average net assets excludes expense reductions.
5 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 130.7%
CONSUMER DISCRETIONARY 44.0%
Auto Components 5.8%
ArvinMeritor, Inc., 6.80%, 02/15/2009	$10,999,000	$11,273,975
Collins & Aikman Products Co.:
10.75%, 12/31/2011 (p)	5,485,000	5,498,712
12.875%, 08/15/2012 144A (p)	6,575,000	5,720,250
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012 (p)	8,000,000	8,290,000
RJ Tower Corp., 12.00%, 06/01/2013 (p)	10,800,000	7,614,000
Tenneco Automotive, Inc., Ser. B, 10.25%, 07/15/2013 (p)	8,905,000	10,418,851
TRW Automotive, Inc., 9.375%, 02/15/2013	10,784,000	12,455,520

		61,271,308

Hotels, Restaurants & Leisure 10.1%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	10,000,000	11,450,000
Equinox Holdings, Inc., 9.00%, 12/15/2009 (p)	10,930,000	11,640,450
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	7,000,000	8,155,000
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	12,995,000	15,009,225
La Quinta Corp., 8.875%, 03/15/2011	10,500,000	11,917,500
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007 (p)	10,000,000	11,450,000
Premier Entertainment Biloxi LLC, 10.75%, 02/01/2012	7,000,000	7,490,000
Town Sports International, Inc., 9.625%, 04/15/2011 (p)	6,325,000	6,704,500
Venetian Casino Resort LLC, 11.00%, 06/15/2010	19,000,000	21,921,250

		105,737,925

Household Durables 2.6%
Amscan Holdings, Inc., 8.75%, 05/01/2014 144A	7,450,000	7,524,500
K. Hovnanian Enterprises, Inc., 7.75%, 05/15/2013 (p)	5,000,000	5,425,000
Meritage Corp., 9.75%, 06/01/2011	1,500,000	1,680,000
Technical Olympic USA, Inc.:
7.50%, 03/15/2011	1,500,000	1,533,750
10.375%, 07/01/2012	1,800,000	2,034,000
WCI Communities, Inc., 9.125%, 05/01/2012	8,000,000	8,920,000

		27,117,250

Leisure Equipment & Products 1.4%
General Nutrition Centers, Inc., 8.50%, 12/01/2010 (p)	8,500,000	8,606,250
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012 144A	6,105,000	6,333,938

		14,940,188

Media 14.6%
AMC Entertainment, Inc.:
8.625%, 08/15/2012 144A	8,570,000	9,405,575
Sr. Disc. Note, Step Bond, 0.00%, 08/15/2009 144A †	12,850,000	7,967,000
Cablevision Systems Corp., 8.00%, 04/15/2012 144A (p)	15,635,000	16,885,800
CCO Holdings LLC, 8.75%, 11/15/2013 (p)	7,500,000	7,518,750
Charter Communications Holdings LLC, 8.625%, 04/01/2009 (p)	9,000,000	7,290,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Cinemark USA, Inc.:
9.00%, 02/01/2013	$12,000,000	$13,620,000
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2009 144A †	7,225,000	5,147,812
Dex Media East LLC, 9.875%, 11/15/2009	3,725,000	4,302,375
Emmis Communications Corp., 6.875%, 05/15/2012	7,350,000	7,754,250
Houghton Mifflin Co., 9.875%, 02/01/2013 (p)	15,000,000	16,350,000
Jostens IH Corp., 7.625%, 10/01/2012 144A	7,465,000	7,763,600
Loews Cineplex Entertainment Corp., 9.00%, 08/01/2014 144A	2,030,000	2,136,575
Mediacom Capital Corp., 9.50%, 01/15/2013 (p)	11,750,000	11,573,750
RCN Corp., 12.50%, 06/30/2008 (h)+	17,029,248	17,454,980
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	17,500,000	18,462,500

		153,632,967

Specialty Retail 8.3%
Aearo Company I, 8.25%, 04/15/2012	1,755,000	1,825,200
American Achievement Corp., 8.25%, 04/01/2012 (p)	6,155,000	6,508,912
Central Garden & Pet Co., 9.125%, 02/01/2013 (p)	7,000,000	7,805,000
Cole National Group, Inc., 8.875%, 05/15/2012	7,665,000	8,996,794
Crown Cork & Seal, Inc., 8.00%, 04/15/2023	17,000,000	16,532,500
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	8,850,000	9,425,250
FTD, Inc., 7.75%, 02/15/2014	7,570,000	7,626,775
Group 1 Automotive, Inc., 8.25%, 08/15/2013	3,000,000	3,187,500
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	10,000,000	11,700,000
Tempur-Pedic, Inc., 10.25%, 08/15/2010 144A	1,300,000	1,511,250
United Auto Group, Inc., 9.625%, 03/15/2012	8,000,000	8,940,000
Warnaco Group, Inc., 8.875%, 06/15/2013	3,200,000	3,592,000

		87,651,181

Textiles, Apparel & Luxury Goods 1.2%
Oxford Industries, Inc., 8.875%, 06/01/2011	12,000,000	13,020,000

CONSUMER STAPLES 8.1%
Food & Staples Retailing 2.4%
Duane Reade, Inc., 9.75%, 08/01/2011 144A (p)	4,775,000	4,607,875
Ingles Markets, Inc., 8.875%, 12/01/2011	7,000,000	7,595,000
Michael Foods, Inc., 8.00%, 11/15/2013	3,400,000	3,604,000
Roundy's, Inc., Ser. B, 8.875%, 06/15/2012	8,175,000	8,931,188

		24,738,063

Food Products 2.7%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	585,000	620,100
Chiquita Brands International, Inc., 7.50%, 11/01/2014 144A	2,460,000	2,533,800
Del Monte Foods Co., 8.625%, 12/15/2012	9,217,000	10,438,252
Seminis Vegetable Seeds, Inc., 10.25%, 10/01/2013	12,890,000	14,501,250

		28,093,402

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Personal Products 1.6%
Playtex Products, Inc.:
8.00%, 03/01/2011	$ 9,000,000	$9,877,500
9.375%, 06/01/2011 (p)	7,000,000	7,402,500

		17,280,000

Tobacco 1.4%
Commonwealth Brands, Inc., 10.625%, 09/01/2008 144A	7,000,000	7,385,000
North Atlantic Trading, Inc., 9.25%, 03/01/2012 (p)	7,580,000	7,390,500

		14,775,500

ENERGY 11.6%
Energy Equipment & Services 3.3%
Grant Prideco, Inc., 9.00%, 12/15/2009 (p)	6,000,000	6,765,000
Gulfmark Offshore, Inc., 7.75%, 07/15/2014 144A	4,100,000	4,325,500
Lone Star Technologies, Inc., 9.00%, 06/01/2011 (p)	6,200,000	6,665,000
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009 (p)	14,000,000	14,787,500
SESI LLC, 8.875%, 05/15/2011	2,000,000	2,200,000

		34,743,000

Oil & Gas 8.3%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	3,360,000	3,612,000
7.50%, 09/15/2013	7,000,000	7,840,000
El Paso Production Holding Co., 7.75%, 06/01/2013	16,000,000	16,760,000
Evergreen Resources, Inc., 5.875%, 03/15/2012	1,410,000	1,459,350
Exco Resources, Inc., 7.25%, 01/15/2011 (p)	2,245,000	2,441,438
General Maritime Corp., 10.00%, 03/15/2013 (p)	7,850,000	9,076,562
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	12,050,000	13,571,312
Plains Exploration & Production Co., 8.75%, 07/01/2012	2,500,000	2,837,500
Premcor Refining Group, Inc.:
6.75%, 05/01/2014	9,500,000	10,070,000
9.50%, 02/01/2013 (p)	6,500,000	7,702,500
Tesoro Petroleum Corp.:
8.00%, 04/15/2008 (p)	3,225,000	3,523,313
9.625%, 04/01/2012 (p)	6,925,000	8,119,562

		87,013,537

FINANCIALS 10.6%
Capital Markets 0.5%
Affinity Group, Inc., 9.00%, 02/15/2012	5,475,000	5,885,625

Diversified Financial Services 3.6%
Borden U.S. Finance Corp., 9.00%, 07/15/2014 144A	2,200,000	2,417,250
Metris Companies, Inc., 10.125%, 07/15/2006	12,500,000	12,687,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services continued
Nalco Finance Holdings LLC, Sr. Disc. Note, Step Bond, 0.00%, 02/01/2009 144A †	$ 7,660,000	$5,725,850
Northern Telecom Capital Corp., 7.875%, 06/15/2026	9,000,000	8,865,000
Qwest Capital Funding, Inc., 7.00%, 08/03/2009	8,500,000	8,138,750

		37,834,350

Insurance 0.4%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	3,750,000	4,031,250

Real Estate 6.1%
Choctaw Resort Development Enterprise, 9.25%, 04/01/2009 (p)	10,000,000	10,775,000
Crescent Real Estate Equities, 9.25%, 04/15/2009 REIT	7,425,000	8,093,250
HMH Properties, Inc., Ser. B, 7.875%, 08/01/2008 REIT	3,814,000	3,937,955
Host Marriott LP, Ser. J, 7.125%, 11/01/2013 REIT (p)	10,000,000	10,850,000
LNR Property Corp., 7.625%, 07/15/2013	10,650,000	11,928,000
Omega Healthcare Investors, Inc.:
6.95%, 08/01/2007 REIT	8,255,000	8,564,562
7.00%, 04/01/2014 REIT	1,400,000	1,442,000
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 REIT	7,825,000	8,255,375

		63,846,142

HEALTH CARE 10.4%
Health Care Equipment & Supplies 1.7%
Norcross Safety Products LLC, Ser. B, 9.875%, 08/15/2011	2,750,000	3,011,250
Universal Hospital Services, Inc., 10.125%, 11/01/2011	14,715,000	15,082,875

		18,094,125

Health Care Providers & Services 8.5%
Extendicare Health Services, Inc., 9.50%, 07/01/2010	13,000,000	14,690,000
Iasis Healthcare Corp., 8.75%, 06/15/2014 144A	5,100,000	5,508,000
PacifiCare Health Systems, Inc., 10.75%, 06/01/2009	7,800,000	9,028,500
Select Medical Corp., 9.50%, 06/15/2009	9,499,000	10,330,163
Service Corp. International, 6.75%, 04/01/2016	7,475,000	7,736,625
Stewart Enterprises, Inc., 10.75%, 07/01/2008	6,000,000	6,630,000
Team Health, Inc., 9.00%, 04/01/2012 144A (p)	8,675,000	8,631,625
Tenet Healthcare Corp., 9.875%, 07/01/2014 144A (p)	14,230,000	14,977,075
Triad Hospital, Inc., 7.00%, 05/15/2012	11,000,000	11,825,000

		89,356,988

Pharmaceuticals 0.2%
Alpharma, Inc., 8.625%, 05/01/2011 144A	2,425,000	2,534,125

INDUSTRIALS 9.9%
Aerospace & Defense 0.1%
Argo Tech Corp., 9.25%, 06/01/2011 144A	1,640,000	1,795,800

Building Products 0.8%
Nortek, Inc., 8.50%, 09/01/2014 144A	8,355,000	8,898,075

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies 5.7%
Allied Waste North America, Inc., 6.50%, 11/15/2010 (p)	$ 4,490,000	$4,344,075
American Color Graphics, Inc., 10.00%, 06/15/2010	7,250,000	5,582,500
Cenveo Corp., 7.875%, 12/01/2013 (p)	8,075,000	7,832,750
Clean Harbors, Inc., 11.25%, 07/15/2012 144A	7,950,000	8,546,250
Coinmach Corp., 9.00%, 02/01/2010	8,000,000	8,320,000
Geo Group, Inc., 8.25%, 07/15/2013	4,875,000	5,143,125
Hines Nurseries, Inc., 10.25%, 10/01/2011	2,618,000	2,814,350
JohnsonDiversey Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 05/01/2007 † (p)	3,000,000	2,580,000
United Rentals North America, Inc., 7.75%, 11/15/2013 (p)	15,000,000	14,587,500

		59,750,550

Machinery 3.0%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	13,000,000	14,885,000
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	6,375,000	6,709,688
Terex Corp.:
7.375%, 01/15/2014	2,000,000	2,150,000
10.375%, 04/01/2011	6,750,000	7,627,500

		31,372,188

Marine 0.3%
Horizon Lines LLC, 9.00%, 11/01/2012 144A	2,660,000	2,889,425

INFORMATION TECHNOLOGY 2.1%
Internet Software & Services 1.5%
UGS Corp., 10.00%, 06/01/2012 144A (p)	14,060,000	15,817,500

IT Services 0.6%
Stratus Technologies, Inc., 10.375%, 12/01/2008	5,000,000	4,275,000
Unisys Corp., 6.875%, 03/15/2010 (p)	1,500,000	1,612,500

		5,887,500

MATERIALS 24.1%
Chemicals 9.8%
Equistar Chemicals LP, 10.625%, 05/01/2011 (p)	14,000,000	16,240,000
Ethyl Corp., 8.875%, 05/01/2010	12,000,000	13,020,000
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	6,500,000	7,540,000
Huntsman International LLC:
9.875%, 03/01/2009	7,000,000	7,805,000
11.50%, 07/15/2012 144A	12,250,000	13,842,500
Lyondell Chemical Co.:
9.50%, 12/15/2008 (p)	7,500,000	8,212,500
10.50%, 06/01/2013	6,500,000	7,702,500
Methanex Corp., 8.75%, 08/15/2012 (p)	1,300,000	1,527,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Millennium America, Inc., 9.25%, 06/15/2008 144A	$ 4,000,000	$4,480,000
OM Group, Inc., 9.25%, 12/15/2011	8,850,000	9,303,562
Polyone Corp., 8.875%, 05/01/2012	805,000	863,363
Terra Capital, Inc., 11.50%, 06/01/2010 (h)	7,000,000	7,945,000
United Industries Corp., 9.875%, 04/01/2009	5,000,000	5,275,000

		103,756,925

Containers & Packaging 6.7%
Graham Packaging Co., 9.875%, 10/15/2014 144A	3,715,000	3,956,475
Graphic Packaging International, Inc., 9.50%, 08/15/2013 (p)	15,000,000	17,362,500
Jefferson Smurfit Group, 7.50%, 06/01/2013	15,000,000	16,425,000
Owens-Brockway Glass Container, Inc.:
8.25%, 05/15/2013 (p)	10,525,000	11,630,125
8.75%, 11/15/2012 (p)	12,150,000	13,759,875
Smurfit-Stone Container Corp., 9.75%, 02/01/2011 (p)	6,500,000	7,280,000

		70,413,975

Metals & Mining 5.6%
Alaska Steel Corp., 7.75%, 06/15/2012 (p)	3,900,000	3,968,250
Century Aluminum Co., 7.50%, 08/15/2014 144A	2,585,000	2,753,025
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 144A	8,800,000	9,449,000
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	4,750,000	4,655,000
10.125%, 02/01/2010	6,450,000	7,272,375
Oregon Steel Mills, Inc., 10.00%, 07/15/2009 (p)	10,500,000	11,707,500
Peabody Energy Corp.:
5.875%, 04/15/2016	5,175,000	5,304,375
6.875%, 03/15/2013	2,720,000	2,998,800
U.S. Steel LLC, 10.75%, 08/01/2008	9,287,000	11,051,530

		59,159,855

Paper & Forest Products 2.0%
Boise Cascade LLC, 7.125%, 10/15/2014 144A	1,800,000	1,887,854
Georgia Pacific Corp.:
8.00%, 01/15/2024 (p)	4,170,000	4,847,625
8.125%, 05/15/2011	12,000,000	14,070,000

		20,805,479

TELECOMMUNICATION SERVICES 6.9%
Diversified Telecommunication Services 4.2%
Consolidated Communications, Inc., 9.75%, 04/01/2012 144A	12,000,000	12,480,000
FairPoint Communications, Inc.:
11.875%, 03/01/2010	3,000,000	3,465,000
12.50%, 05/01/2010 (p)	11,000,000	11,825,000
Insight Midwest LP, 9.75%, 10/01/2009	8,000,000	8,450,000
Qwest Corp., 7.875%, 09/01/2011 144A (p)	7,300,000	7,811,000

		44,031,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 2.7%
Centennial Communications Corp., 10.125%, 06/15/2013	$10,000,000	$ 10,900,000
Nextel Communications, Inc., 7.375%, 08/01/2015 (p)	15,000,000	16,725,000
Rural Cellular Corp., 8.25%, 03/15/2012 144A	1,420,000	1,498,100

		29,123,100

UTILITIES 3.0%
Multi-Utilities & Unregulated Power 3.0%
AES Corp., 9.50%, 06/01/2009 (p)	6,840,000	7,917,300
NRG Energy, Inc., 8.00%, 12/15/2013 144A	5,000,000	5,531,250
Reliant Resources, Inc.:
9.25%, 07/15/2010 (p)	4,000,000	4,460,000
9.50%, 07/15/2013 (p)	12,000,000	13,560,000

		31,468,550

Total Corporate Bonds (cost $1,301,166,560)		1,376,766,848

YANKEE OBLIGATIONS-CORPORATE 5.5%
CONSUMER DISCRETIONARY 1.0%
Media 1.0%
IMAX Corp., 9.625%, 12/01/2010 144A (p)	9,950,000	10,149,000

FINANCIALS 0.9%
Diversified Financial Services 0.9%
Ship Finance International, Ltd., 8.50%, 12/15/2013	8,640,000	8,812,800

HEALTH CARE 1.4%
Pharmaceuticals 1.4%
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A (p)	14,750,000	15,118,750

INDUSTRIALS 0.6%
Marine 0.2%
CP Ships, Ltd., 10.375%, 07/15/2012	2,400,000	2,778,000

Transportation Infrastructure 0.4%
Sea Containers, Ltd., 10.50%, 05/15/2012	3,715,000	3,849,669

INFORMATION TECHNOLOGY 0.8%
Electronic Equipment & Instruments 0.8%
Celestica, Inc., 7.875%, 07/01/2011 (p)	7,805,000	8,390,375

MATERIALS 0.5%
Containers & Packaging 0.2%
Stone Container Finance Co., 7.375%, 07/15/2014 144A	1,625,000	1,742,813

Metals & Mining 0.1%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011 (p)	1,231,000	1,427,960

Paper & Forest Products 0.2%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013 144A	1,645,000	1,764,262

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
TELECOMMUNICATION SERVICES 0.3%
Wireless Telecommunication Services 0.3%
Rogers Wireless, Inc., 6.375%, 03/01/2014	$3,485,000	$ 3,345,600

Total Yankee Obligations-Corporate (cost $55,098,967)		57,379,229

	Shares	Value

WARRANTS 0.3%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
RCN Corp., Expiring 06/30/2013 *(h)+	2,110,000	0

TELECOMMUNICATION SERVICES 0.3%
Wireless Telecommunication Services 0.3%
American Tower Escrow Corp., Expiring 08/01/2008 *	17,500	3,683,750

Total Warrants (cost $1,421,436)		3,683,750

SHORT-TERM INVESTMENTS 33.7%
MUTUAL FUND SHARES 33.7%
Evergreen Institutional Money Market Fund ø	57,224,269	57,224,269
Navigator Prime Portfolio (p)(p)	297,398,625	297,398,625

Total Short-Term Investments (cost $354,622,894)		354,622,894

Total Investments (cost $1,712,309,857) 170.2%		1,792,452,721
Other Assets and Liabilities and Preferred Shares (70.2%)		(739,119,020)

Net Assets 100.0%		$ 1,053,333,701

(p)	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition.
The rate shown is the stated rate at the current period end.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the
Board of Trustees.
+	Security is deemed illiquid.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)(p)	Represents investment of cash collateral received from securities on loan.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2004 (unaudited)

Summary of Abbreviations
REIT Real Estate Investment Trust

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of October 31, 2004:

BBB	1.0%
BB	18.6%
B	72.7%
CCC	5.4%
NR	2.3%

100.0%

The following table shows the percent of total bonds by maturity as of October 31, 2004:

1 to 3 year(s)	2.5%
3 to 5 years	12.9%
5 to 10 years	79.6%
10 to 20 years	4.4%
20 to 30 years	0.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004 (unaudited)

Assets
Investments in securities, at value (cost $1,712,309,857) including
$292,481,367 of securities loaned	$1,792,452,721
Receivable from broker	4,250,346
Interest receivable	35,560,393
Receivable for investments sold	17,548,667
Receivable for securities lending income	39,974
Unrealized gains on interest rate swap transactions	3,541,207

Total assets	1,853,393,308

Liabilities
Dividends payable	9,153,358
Payable for securities purchased	3,156,944
Payable for securities on loan	297,398,625
Advisory fee payable	75,928
Due to related parties	6,327
Accrued expenses and other liabilities	20,629

Total liabilities	309,811,811

Preferred shares at redemption value
$25,000 liquidation value per share applicable to 19,600 shares, including dividends
payable of $247,796	490,247,796

Net assets applicable to common shareholders	$1,053,333,701

Net assets applicable to common shareholders represented by
Paid-in capital	$947,183,219
Overdistributed net investment income	(6,737,898)
Accumulated net realized gains on securities and interest rate swap transactions	29,204,309
Net unrealized gains on securities and interest rate swap transactions	83,684,071

Net assets applicable to common shareholders	$1,053,333,701

Net asset value per share applicable to common shareholders
($1,053,333,701 divided by 66,569,881 common shares issued and outstanding)	$15.82

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2004 (unaudited)

Investment income
Interest	$60,088,463

Expenses
Advisory fee	4,528,324
Administrative services fee	377,360
Transfer agent fees	16,946
Trustees' fees and expenses	30,400
Printing and postage expenses	70,554
Custodian and accounting fees	135,623
Auction agent fees	613,643
Professional fees	23,971
Other	18,869

Total expenses	5,815,690
Less: Expense reductions	(3,486)

Net expenses	5,812,204

Net investment income	54,276,259

Net realized and unrealized gains or losses on securities and interest rate swap transactions
Net realized gains or losses on:
Securities	18,366,794
Interest rate swap transactions	(2,651,027)

Net realized gains on securities and interest rate swap transactions	15,715,767
Net change in unrealized gains or losses on securities and interest rate swap transactions	2,262,383

Net realized and unrealized gains or losses on securities and interest rate swap transactions	17,978,150
Dividends to preferred shareholders from net investment income	(3,880,013)

Net increase in net assets applicable to common shareholders resulting from operations	$68,374,396

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	October 31, 2004	April 30,
	(unaudited)	2004

Operations
Net investment income	$ 54,276,259	$ 113,276,185
Net realized gains on securities and interest rate swap transactions	15,715,767	10,757,680
Net change in unrealized gains or losses on securities and interest rate swap
transactions	2,262,383	36,732,394
Dividends to preferred shareholders from net investment income	(3,880,013)	(5,808,658)

Net increase in net assets applicable to common shareholders resulting
from operations	68,374,396	154,957,601

Distributions to common shareholders from net investment income	(54,771,885)	(109,070,550)

Capital share transactions
Preferred share offering expenses charged to paid-in capital	(4,407)	0
Net asset value of common shares issued under the Automatic Dividend
Reinvestment Plan	3,969,424	9,975,946

Net increase in net assets resulting from capital share transactions	3,965,017	9,975,946

Total increase in net assets applicable to common shareholders	17,567,528	55,862,997
Net assets applicable to common shareholders
Beginning of period	1,035,766,173	979,903,176

End of period	$1,053,333,701	$1,035,766,173

Undistributed (overdistributed) net investment income	$ (6,737,898)	$ 1,825,484

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Income Advantage Fund (the "Fund") was organized as a statutory trust under the laws of the state of Delaware on December 3, 2002 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to seek a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its investment objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund's exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.60% of the Fund's average daily net assets applicable to common shareholders if only common shares are outstanding. The advisory fee increases to 0.89% of the Fund's average daily net assets applicable to common shareholders once preferred shares are issued. For the six months ended October 31, 2004, the Fund had preferred shares issued and outstanding.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.05% of the Fund's average daily total assets.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 100,000,000 common shares with no par value. For the six months ended October 31, 2004 and the year ended April 30, 2004, the Fund issued 254,906 and 657,975 common shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $582,928,917 and $491,346,035, respectively, for the six months ended October 31, 2004.

During the six months ended October 31, 2004, the Fund loaned securities to certain brokers. At October 31, 2004, the value of securities on loan and the value of collateral amounted to $292,481,367 and $297,398,625, respectively. During the six months ended October 31, 2004 the Fund earned $194,179 in income from securities lending which is included in interest income on the Statement of Operations.

At October 31, 2004, the Fund had the following open interest rate swap agreements:

			Cash Flows	Cash Flows
	Notional		Paid	Received	Unrealized
Expiration	Amount	Counterparty	by the Fund	by the Fund	Gain (Loss)

7/02/2006	$150,000,000	Merrill Lynch	Fixed - 1.95%	Floating-1.02%	$1,993,782
		& Co., Inc.
11/26/2006	105,000,000	Merrill Lynch.	Fixed - 2.79%	Floating-1.02%	226,790
		& Co., Inc.
7/02/2008	100,000,000	JPMorgan Chase	Fixed - 2.737%	Floating-1.02%	1,642,432
		& Co.
11/26/2008	65,000,000	Merrill Lynch	Fixed - 3.585%	Floating-1.02%	(321,797)
		& Co., Inc.

On October 31, 2004, the aggregate cost of securities for federal income tax purposes was $1,712,390,220. The gross unrealized appreciation and depreciation on securities based on tax cost was $87,554,810 and $7,492,309, respectively, with a net unrealized appreciation of $80,062,501.

6. AUCTION MARKET PREFERRED SHARES

The Fund has issued 19,600 shares of Auction Market Preferred Shares ("Preferred Shares") consisting of six series, each with a liquidation value of $25,000 plus accumulated but unpaid dividends (whether or not earned or declared). Dividends on each series of Preferred Shares are cumulative at a rate, which is reset based on the result of an auction. The annualized dividend rate was 1.59% during the six months ended October 31, 2004. The Fund will not declare, pay or set apart for payment any dividend to its common shareholders unless the Fund has declared and paid or contemporaneously declares and pays full cumulative dividends on each series of Preferred Shares through its most recent dividend payment date.

Each series of Preferred Shares is redeemable, in whole or in part, at the option of the Fund on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

(whether or not earned or declared). Each series of Preferred Shares is also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared) if the requirement relating to the asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The holders of Preferred Shares have voting rights equal to the holders of the Fund's common shares and will vote together with holders of common shares as a single class. Holders of Preferred Shares, voting as a separate class, are entitled to elect two of the Fund's Trustees.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

10. LITIGATION

From time to time, EIMC is involved in various legal actions in the normal course of business. In EIMC's opinion, it is not involved in any legal actions that will have a material effect on its ability to provide services to the Fund.

11. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and Evergreen Service Company, LLC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen is engaging in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

12. SUBSEQUENT DISTRIBUTIONS

On October 20, 2004, the Fund declared distributions from net investment income of $0.1375 per share, payable on December 1, 2004 to shareholders of record on November 15, 2004. On November 20, 2004, the Fund declared distributions from net investment income of $0.1375 per share, payable on January 3, 2005 to shareholders of record on December 15, 2004. These distributions are not reflected in the accompanying financial statements.

AUTOMATIC DIVIDEND REINVESTMENT PLAN (unaudited)

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan ("the Plan"). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by EquiServe Trust Company, N.A., as agent for shareholders in administering the Plan ("Plan Agent"), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund ("newly issued common shares") or (ii) by purchase of outstanding common shares on the open market (open-market purchases) on the American Stock Exchange or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions ("market premium"), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium ("market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-
Term of office since: 1991	wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice);
Other directorships: None	Former Director, Executive Vice President and Treasurer, State Street Research & Management
Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior
Trustee	Resident Superior Court Judge, 26th Judicial District, Charlotte, NC
DOB: 1/10/1952
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of
Trustee	Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
DOB: 2/14/1939	Former Chairman of the Board and Chief Executive Officer, Carson Products Company
Term of office since: 1983	(manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services;
Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor
Other directorships: Trustee,	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Series Fund, Phoenix
Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former
DOB: 7/14/1939	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 8/26/1955
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of Retained
Term of office since: 1982	Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M
Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc.
Other directorships: None	(executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor
Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare
Trustee	Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource
Term of office since: 1984	Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
Trustee	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint
Trustee	Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
DOB: 8/11/1939	Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former
Term of office since: 1993	Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of
DOB: 12/12/1937	the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 The Board of Trustees is classified into three classes of which one class is elected annually. Each Trustee serves a three year term concurrent with the class from which the trustee is elected. Correspondence for each Trustee may be sent to Evergreen Board of
Trustees, P.O. Box 20083, Charlotte, North Carolina 28202. Each Trustee oversees 93 Evergreen Funds.
2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With over $247 billion in assets under management as of September 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

Transfer Agent, Registrar, Shareholder Servicing Agent & Dividend Disbursing Agent
EquiServe Trust Company, N.A.
P.O. Box 43010
Providence, RI 02940-3010
800.730.6001

Common Stock listed on American Stock Exchange, Symbol EAD.

568264 rv1 12/2004

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

568264 RV1 12/2004

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, Evergreen Investment Management Company, LLC (the "Advisor"). The proxy voting policies and procedures of the Advisor are included as an exhibit hereto.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Item 9 – Submission of Matters to a Vote of Security Holders

If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Income Advantage Fund

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 12/29/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 12/29/2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 12/29/2004